Borrowings - Short-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Short-term debt disclosures
Short-term loans	$ 8	$ 22
Long-term debt - current maturities	4,751	6,764
Total	$ 4,760	$ 6,787
Short-term loans
Short-term debt disclosures
Weighted-average interest rates for short-term debt (as a percent)	7.60%	6.70%